CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 9,873	$ 6,942
Accounts receivable, net	14,567	13,572
Inventory, net	22,309	20,843
Other current assets (includes $1,485 and $123 due from related parties as of March 31, 2021 and December 31, 2020, respectively)	6,587	7,920
Total current assets	53,336	49,277
Energy storage systems, net	119,842	123,703
Contract origination costs, net	10,981	10,404
Goodwill	1,666	1,739
Intangible assets, net	12,170	12,087
Other noncurrent assets	14,395	8,640
Total assets	212,390	205,850
Current liabilities:
Accounts payable	21,721	13,749
Accrued liabilities	17,084	16,072
Accrued payroll	6,512	5,976
Notes payable, current portion	36,182	33,683
Convertible promissory notes (includes $45,385 and $45,271 due to related parties as of March 31, 2021 and December 31, 2020, respectively)	68,868	67,590
Financing obligation, current portion	18,052	14,914
Deferred revenue, current	38,762	36,942
Other current liabilities (includes $321 and $399 due to related parties as of March 31, 2021 and December 31, 2020, respectively)	1,069	1,589
Total current liabilities	208,250	190,515
Deferred revenue, noncurrent	16,640	15,468
Asset retirement obligation	4,150	4,137
Notes payable, noncurrent	6,418	4,612
Financing obligation, noncurrent	70,059	73,128
Warrant liabilities	161,486	95,342
Lease liability, noncurrent	41	57
Total liabilities	467,044	383,259
Commitments and contingencies
Convertible preferred stock, $0.00001 par value; 409,351,021 shares authorized as of March 31, 2021 and December 31, 2020; 175,528,225 and 175,437,783 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively; (liquidation preference of $258,084 and $257,947 as of March 31, 2021 and December 31, 2020, respectively)	220,955	220,563
Stockholders’ Deficit:
Series 1 convertible preferred stock, $0.00001 par value; 4,305 shares authorized as of March 31, 2021 and December 31, 2020; 2,961 shares issued and outstanding as of March 31, 2021 and December 31, 2020	0	0
Common stock, $0.000001 par value; 474,728,323 shares authorized as of March 31, 2021 and December 31, 2020; 17,694,228 and 11,228,371 issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	0	0
Additional paid-in capital	14,726	10,061
Accumulated other comprehensive income (loss)	59	(192)
Accumulated deficit	(490,394)	(407,841)
Total stockholders’ deficit	(475,609)	(397,972)
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 212,390	$ 205,850
Common stock, shares authorized (in shares)	474,728,323	474,728,323